Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax
Income before income taxes	$ 410,212	$ (289,585)
Tax rate	25.00%	25.00%
Provision for income taxes at the statutory tax rate	$ 102,553	$ (72,396)
Change in valuation allowance	(64,378)	72,396
US GAAP adjustment	(300,485)	0
Permanent difference	271,110	0
Effect of different local tax rates	1,912	0
Income tax expense	$ 10,712	$ 0